Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net
2021	¥ 9,008
2022	8,415
2023	5,983
2024	3,203
2025 and thereafter	9,498
Definite-lived intangible assets, net	¥ 36,107	¥ 26,693